ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Classified As Held For Sale [Abstract]
Schedule Of Assets And Liabilities Classified As Held For Sale	The major classes of assets and liabilities of the businesses classified as held for sale as at December 31, 2024 are shown in the table below.

(US$ MILLIONS)	2024
Cash and cash equivalents	$115
Accounts receivable and other	352
Property, plant and equipment	1,575
Assets classified as held for sale	$2,042

Accounts payable and other	$285
Non-recourse borrowings	1,425
Liabilities classified as held for sale	$1,710